INCOME TAXES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
INCOME TAXES

NOTE 9 - INCOME TAXES

The provision for income taxes at December 31, 2011 was comprised of federal alternative minimum tax.

At December 31, 2011, the Company had available $68.3 million of net operating loss carry forwards, for U.S. income tax purposes which expire in the years 2016 through 2030. However, due to changes in stock ownership, the use of the U.S. net operating loss carry forwards is limited under Section 382 of the Internal Revenue Code. As such, approximately $56.2 million of these net operating loss carry forwards will expire and will not be available to use against future tax liabilities. The Company has ceased its foreign operations and has abandoned the foreign net operating loss carry forwards.

Due to the uncertainty of their realization, no income tax benefit has been recorded by the Company for these loss carry forwards as valuation allowances have been established for any such benefits.

Significant components of the Company's deferred tax assets are as follows:

(in thousands)	December 31,
	2010	2011
Net operating loss carry forwards	$6,828	$4,833
Stock based compensation	1,025	3,163
Other	615	459
Total deferred tax assets	8,468	8,455
Valuation allowance	(8,468)	(8,455)
Net deferred tax assets	$—	$—

The decrease in the valuation allowance was due primarily to the offset of net operating losses against taxable income in 2011and the effects of accrued expenses and depreciation and amortization net of increases in stock based compensation.

The following is a reconciliation of the federal statutory tax rate of 35% for 2009, 2010 and 2011, with the provision for income taxes:

	December 31,
	2009	2010	2011
Statutory tax rate	(35%)	(35%)	35%
Net operating loss carry forward	—	—	(35)
Valuation allowance	35	35	—
Alternative minimum tax	—	—	4
Effective federal tax rate	0%	0%	4%

At December 31, 2010 and 2011, the Company had no material unrecognized tax benefits, and no adjustments to liabilities or operations were required. The Company does not expect that its unrecognized tax benefits will materially increase within the next twelve months. The Company did not recognize any interest or penalties related to uncertain tax positions at December 31, 2010 and 2011.

The Company files U.S. and state income tax returns in jurisdictions with varying statutes of limitations. The 2008 through 2011 tax years generally remain subject to examination by federal and most state tax authorities.